Note 16 - Plant Restructuring (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Restructuring and Related Costs [Table Text Block]
		Other
	Severance	Cost
	Payable	Payable	Total

Balance March 31, 2017	$37	$305	$342
Charge to expense	161	164	325
Cash payments/write offs	(198)	(469)	(667)
Balance March 31, 2018	-	-	-
Charge to expense	1,508	1	1,509
Cash payments/write offs	(1,283)	-	(1,283)
Balance March 31, 2019	$225	$1	$226